Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss) for the period	$ 6	$ 7	$ 1	$ (29)	$ (28)	$ (54)	$ 30	$ 22
Weighted average common shares outstanding	66,398,804	49,009,139	59,549,283	49,009,139		1,000,000,000
Earnings (loss) per common share-Basic	$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)	$ (0.05)	$ 0.03	$ 0.02
Diluted Earnings Per Common Share
Net income (loss) for the period	$ 6	$ 7	$ 1	$ (29)	$ (28)	$ (54)	$ 30	$ 22
Weighted average common shares outstanding-Basic	66,398,804	49,009,139	59,549,283	49,009,139		1,000,000,000
Incremental shares from assumed exercise of dilutive options from stock-based compensation awards	458,928		201,550
Weighted average common shares outstanding-Diluted	66,857,732	49,009,139	59,750,833	49,009,139		1,000,000,000
Earnings (loss) per common share-Diluted	$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)	$ (0.05)	$ 0.03	$ 0.02